Summary of Significant Accounting Policies (Policies)		9 Months Ended	12 Months Ended
	May 24, 2021	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Accounting
The Balance Sheet has been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Separate statements of operations, changes in stockholders’ equity and cash flows have not been presented in the financial statement because there have been no activities in this entity or because the single transaction is fully disclosed below.

Basis of Presentation
The accompanying unaudited condensed
consolidated
financial
statements
have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in conformity with rules applicable to quarterly financial information. The Financial Accounting Standards Board (“FASB”) establishes these principles to ensure financial condition, results of operations, and cash flows are consistently reported. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative nongovernmental GAAP as found in the FASB Accounting Standards Codification (“ASC”). The condensed consolidated financial statements as of September 30, 2021 and for the nine months ended September 30, 2021 and 2020 are unaudited. Amounts for the period from January 1, 2020 through September 15, 2021 presented in the condensed consolidated financial statements and notes to the condensed consolidated financial statements herein represent the historical operations of Definitive OpCo. The amounts as of September 30, 2021 and for the period from September 16, 2021 reflect the consolidated operations of Definitive Healthcare Corp. and its consolidated subsidiaries. All adjustments, consisting of normal recurring adjustments, except as otherwise noted, considered necessary for a fair presentation of the unaudited interim condensed consolidated financial statements for these interim periods have been included.
Refer to Note 2.
Summary of Significant
Accounting
Policies
of the Notes to the Consolidated Financial Statements in the Company’s final prospectus dated September 14, 2021 filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b) of the Securities Act of 1933, as amended, on September 16, 2021 (the “IPO Prospectus”) for the Company’s accounting policies and estimates.

Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Financial Accounting Standards Board (“FASB”) establishes these principles to ensure financial condition, results of operations, and cash flows are consistently reported. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative nongovernmental GAAP as found in the FASB Accounting Standards Codification (“ASC”).

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgements, and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. These estimates relate, but are not limited to, revenue recognition, allowance for doubtful accounts, contingencies, valuations and useful lives of intangible assets acquired in business combinations, equity-based compensation, and income taxes. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition
The Company derives revenue primarily from subscription license fees charged for access to the Company’s database platform, and professional services. The customer arrangements include a promise to allow customers to access subscription license to the database platform which is hosted by the Company over the contract period, without allowing the customer to take possession of the subscription license or transfer hosting to a third party.
The Company recognizes revenue in accordance with ASC 606–
Revenue from Contracts with Customers
, which provides a five-step model for recognizing revenue from contracts with customers. Revenue is recognized upon transfer of control of promised services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services.
Revenue related to hosted subscription license arrangements, which often include non-distinct
professional services, is recognized ratably over the contract term as the customer simultaneously receives and consumes the benefits provided by the Company’s performance. These subscription contracts typically have a term of one to three years and are non-cancellable.
The Company also enters into a limited number of contracts that can include various combinations of professional services, which are generally capable of being distinct and can be accounted for as separate performance obligations. Revenue related to these professional services is insignificant and is recognized at a point in time, when the performance obligations under the terms of the contract are satisfied and control has been transferred to the customer.
When a contract contains multiple performance obligations, the contract transaction price is allocated on a relative standalone selling price (“SSP”) basis to each performance obligation. The Company typically determines SSP based on observable selling prices of its products and services. In instances where SSP is not directly observable, SSP is determined using information that may include market conditions and other observable inputs, or by using the residual approach.
The Company accounts for an arrangement when it has approval and commitment from both parties, the rights are identified, the contract has commercial substance, and collectability of consideration is probable. The Company generally obtains written purchase contracts from its customers for a specified service at a specified price, with a specified term, which constitutes an arrangement. Revenue is recognized at the amount expected to be collected, net of any taxes collected from customers, which are subsequently remitted to governmental authorities. The timing of revenue recognition may not align with the right to invoice the customer, but the Company has determined that in such cases, a significant financing component generally does not exist. The Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less. Payment terms on invoiced amounts are typically 30 days. The Company does not offer rights of return for its products and services in the normal course of business, and contracts generally do not include customer acceptance clauses.
The Company arrangements typically do not contain variable consideration. However, certain contracts with customers may include service level agreements that entitle the customer to receive service credits, and in certain cases, service refunds, when defined service levels are not met. These arrangements represent a form of variable consideration, which is considered in the calculation of the transaction price. The Company estimates the amount of variable considerations at the expected value based on its assessment of legal enforceability, anticipated performance and a review of specific transactions, historical experience and market and economic conditions. The Company historically has not experienced any significant incidents that affected the defined levels of reliability and performance as required by the contracts.
Fair Value Measurements
Fair Value Measurements
The Company measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level as follows:
Level 1 - Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 - Other inputs that are directly or indirectly observable in the marketplace
Level 3 - Unobservable inputs that are supported by little or no market activity, including the Company’s own assumptions in determining fair value.

Cash and Cash Equivalents			Cash and Cash Equivalents The Company considers all short-term, highly liquid investments with an original maturity of three months or less to be cash and cash equivalents.
Concentration of Credit Risk and Significant Customers
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company holds cash at major financial institutions that often exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. The Company manages its credit risk associated with cash concentrations by concentrating its cash deposits in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions holding such deposits. The carrying value of cash approximates fair value. Historically, the Company has not experienced any losses due to such cash concentrations. The Company does not have any off-balance-sheet
credit exposure related to its customers.
Concentrations of credit risk with respect to trade account receivables are limited due to the large number of customers comprising the Company’s customer base. No single customer accounted for more than 10% of total net sales or accounts receivable in 2020 and 2019.

Accounts Receivable, Net and Contract Assets
Accounts Receivable, Net and Contract Assets
Accounts receivable are stated at the amount management expects to collect from outstanding balances. Allowances for doubtful accounts are provided for those outstanding balances considered to be uncollectible based upon historical collection experience, changes in customer payment profiles, the aging of receivable balances, and management’s overall evaluation of the outstanding balances at year end. Balances that are still outstanding after management has made reasonable collection efforts are written off through a charge to the allowance for doubtful accounts. At December 31, 2020 and 2019, the allowance for doubtful accounts was $0.9 million and $0.5 million, respectively.

Contract assets represent contractual rights to consideration in the future and are generated when contractual billing schedules differ from the timing of revenue recognition. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment regardless of whether revenue has been recognized. If revenue is recognized in advance of the right to invoice, a contract asset (unbilled receivable) is recorded, which is included in accounts receivable, net in the consolidated balance sheet.
Deferred Contract Costs
Deferred Contract Costs
Certain sales commissions earned by the Company’s employees are considered incremental and recoverable costs of obtaining a contract with a customer. These sales commissions for initial and renewal contracts are capitalized and are included in current portion of deferred contract costs and deferred contract costs, net of current portion. Capitalized amounts also include the associated payroll taxes and other fringe benefits associated with the payments to the Company’s employees.
Costs capitalized related to new revenue contracts are amortized on a straight-line basis over four years, which reflects the average period of benefit, including expected contract renewals. When determining the period of benefit, the Company primarily considered its initial estimated customer life, the technological life of the subscription license, as well as an estimated customer relationship period. Costs capitalized related to renewal contracts are amortized on a straight-basis over 2 years, which reflects the average renewal period. Renewal contracts with a term of one year or less are expensed.
The capitalized amounts are recoverable through future revenue streams under all non-cancellable
customer contracts. Amortization of capitalized costs to obtain revenue contracts is included in sales and marketing expense in the accompanying consolidated statements of income (loss). Costs capitalized to obtain a revenue contract, net on the Company’s consolidated balance sheets totaled $8.9 million and $2.9 million at December 31, 2020 and 2019, respectively and are included in current portion of deferred contract costs ($2.9 million and $0.8 million, as of December 31, 2020 and 2019, respectively) and deferred contract costs, net of current portion ($6.0 million and $2.1 million, as of December 31, 2020 and 2019, respectively) in the accompanying consolidated balance sheets. There were no impairments of costs to obtain revenue contracts in the years ended December 31, 2020 and 2019.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation and amortization. The assets are depreciated on a straight-line basis over the estimated useful lives as follows:

Furniture and equipment	5 years
Computers and software	3 years
Leasehold improvements	Lesser of the asset life or lease term
Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized as gain or loss on disposal of assets in the consolidated statements of income (loss). Major replacements and improvements are capitalized, while general repairs and maintenance are charged to expense as incurred.

Advertising and Promotional Expenses
Advertising and Promotional Expenses
The Company expenses advertising costs as incurred in accordance with ASC 720—
Other Expenses – Advertising Cost
. Advertising expenses of $0.6 million for the year ended December 31, 2020 (Successor) and $0.2 million and $0.2 million for the periods from July 16, 2019 through December 31, 2019 (Successor), and from January 1, 2019 through July 15, 2019 (Predecessor), respectively, are included in sales and marketing on the consolidated statements of income (loss).

Software Development Costs
Software Development Costs
The Company accounts for its software development costs in accordance with the guidance set forth in ASC
350-40,
Intangibles – Goodwill and Other – Internal Use Software.
The Company capitalizes costs to develop software for internal use incurred during the application development stage. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Capitalized costs of $0.1 million for the year ended December 31, 2020, are included in property and equipment, net. Software development costs are amortized over a period of 3 years once in service. No software development costs were capitalized during the periods from July 16, 2019 to December 31, 2019 (Successor) or from January 1, 2019 through July 15, 2019 (Predecessor).

Business Combinations
Business Combinations
The Company accounts for business combinations using the acquisition method in accordance with ASC 805,
Business Combinations
. Each acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The Company allocates purchase consideration to the tangible and identifiable intangible assets acquired, and liabilities assumed based on their estimated fair values. The purchase price is determined based on the fair value of the assets transferred, liabilities assumed, and equity interests issued, after considering any transactions that are separate from the business combination. The excess of fair value of purchase consideration over the fair values of the identifiable assets and liabilities is recorded as goodwill. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets and contingent liabilities. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired customer bases, acquired technology and acquired trade names, useful lives, royalty rates, and discount rates.
The estimates are inherently uncertain and subject to revision as additional information is obtained during the measurement period for an acquisition, which may last up to one year from the acquisition date. During the measurement period, the Company may record adjustments to the fair value of tangible and intangible assets acquired and liabilities assumed, with a corresponding offset to goodwill. After the conclusion of the measurement period or the final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to earnings.
In addition, uncertain tax positions and
tax-related
valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. The Company reevaluates these items based upon the facts and circumstances that existed as of the acquisition date, with any revisions to the Company’s preliminary estimates being recorded to goodwill, provided that the timing is within the measurement period. Subsequent to the measurement period, changes to uncertain tax positions and tax related valuation allowances will be recorded to earnings.
For any given acquisition, the Company may identify certain
pre-acquisition
contingencies. The Company estimates the fair value of such contingencies, which are included as part of the assets acquired or liabilities assumed, as appropriate. Differences from these estimates are recorded in the consolidated statement of operations in the period in which they are identified.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is calculated as the excess of the purchase consideration paid in the acquisition of a business over the fair value of the identifiable assets acquired and liabilities assumed. Goodwill is not amortized and is tested for impairment at the reporting unit level, at least annually, and more frequently if events or circumstances occur that would indicate a potential decline in fair value.

A reporting unit is an operating segment or a component of an operating segment. The Company first assesses qualitative factors to evaluate whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount, or it may elect to bypass such assessment. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying value, or if the Company elects to bypass the qualitative assessment, management will perform a quantitative test by determining the fair value of the reporting unit. The estimated fair value of the reporting unit is based on a projected discounted cash flow model that includes significant assumptions and estimates, including the discount rate, growth rate, and future financial performance. Valuations of similarly situated public companies are also evaluated when assessing the fair value of the reporting unit. If the carrying value of the reporting unit exceeds the fair value, then a goodwill impairment loss is recognized for the difference. The Company performs its annual impairment assessment in the first month of the fourth quarter of each calendar year.
Definite-lived intangible assets are amortized over their estimated useful lives, which represent the period over which the Company expects to realize economic value from the acquired asset(s), using the economic consumption method if anticipated future revenues can be reasonably estimated. The straight-line method is used when future revenues cannot be reasonably estimated. The following provides a summary of the estimated useful lives by category of asset.

Customer relationships	14 – 15 years
Technology	7 – 8 years
Tradenames / trademark	17 – 19 years
Data	1– 4 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews the carrying value of property and equipment and other long-lived assets, including definite-lived intangible assets and property and equipment, for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable. If estimated undiscounted future cash flows expected to result from its use and eventual disposition are not expected to be adequate to recover the asset’s carrying value, an impairment charge is recorded for the excess of the asset’s carrying value over its estimated fair value.

Deferred Revenue
Deferred Revenue
Deferred revenue consists of customer payments and billings in advance of revenue being recognized from the subscription services. If revenue has not yet been recognized, a contract liability (deferred revenue) is recorded. Deferred revenue that is anticipated to be recognized within the next 12 months is recorded as current portion of deferred revenue and the remaining portion is included in deferred revenue on the consolidated balance sheets.

Debt Issuance Costs
Debt Issuance Costs
Costs incurred in connection with the issuance of long-term debt are deferred and amortized as interest expense over the terms of the related debt using the effective interest method for term debt and on a straight-line basis for revolving debt. To the extent that the debt is outstanding, these amounts are reflected in the consolidated balance sheets as direct deductions from the long-term portions of debt, except for the costs related to the Company’s revolving credit facilities, which are presented as a non-current
asset on the consolidated balance sheets within other assets. Upon a refinancing or amendment, previously capitalized debt issuance costs are expensed and included in loss on extinguishment of debt, if the Company determines that there has been a substantial modification of the related debt. If the Company determines that there has not been a substantial modification of the related debt, any previously capitalized debt issuance costs are amortized as interest expense over the term of the new debt instrument. As of December 31, 2020 and 2019, the Company had $10.9 million and $12.6 million, respectively, of unamortized deferred financing costs related to its non-revolving
credit facilities.

Deferred Initial Public Offering Costs
Deferred Initial Public Offering Costs
The Company capitalizes deferred initial public offering (“IPO”) costs, which primarily consist of direct, incremental legal, professional, accounting and other third-party fees relating to the Company’s initial public offering, within other non-current
assets. The deferred IPO costs will be offset against IPO proceeds upon the consummation of an offering. Should the planned IPO be abandoned, the deferred issuance costs will be expensed immediately as a charge to operating expenses in the consolidated statement of (loss) income. There were no deferred IPO costs as of December 31, 2020.

Sales Tax
Sales Tax
The Company’s revenues may be subject to local sales taxes in certain states, if applicable. It is the Company’s policy to treat all such taxes on a “net” basis, which means the charges for sales taxes to the Company’s customers are not included in revenues and the remittance of such taxes is not presented as an expense.

Income Taxes
Income Taxes
AIDH TopCo, LLC is taxed as a partnership. Definitive Healthcare Holdings, LLC is a wholly owned subsidiary of AIDH TopCo, LLC and is treated as a disregarded entity for income tax purposes. Accordingly, for federal and state income tax purposes, income, losses, and other tax attributes not generated by the HSE or Monocl subsidiaries pass through to the AIDH TopCo, LLC members’ income tax returns. The Company may be subject to certain taxes on behalf of its members in certain states. Definitive Healthcare Holdings was not subject to any federal income taxes for the tax years ended December 31, 2020 and 2019, nor was it subject to state income taxes in certain jurisdictions for the tax years ended December 31, 2020 and 2019.
HSE and the Monocl US subsidiaries are taxed as corporations. Accordingly, these entities account for income taxes by recognizing tax assets and liabilities for the cumulative effect of all the temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. The foreign tax provision pertains to foreign income taxes due at the Swedish Monocl subsidiaries. Deferred taxes for the HSE, Monocl US and Swedish subsidiaries are determined using enacted federal, state, or foreign income tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided for these taxes. The aggregate of such taxes is not material and is included in general and administrative in the accompanied statement of operations.
Under the provisions of ASC 740
, Income Taxes
, as it relates to accounting for uncertainties in tax positions, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. For the tax years ended December 31, 2020 and 2019, the Company did not have any uncertain tax positions.

Net Loss Per Unit
Net Loss Per Unit
Net income or loss per unit is computed in conformity with the two-class
method required for participating securities. The
two-class
method of computing earnings per share is required for entities that have participating securities. The two-class
method is an earnings allocation formula that determines earnings per share for participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods in which a net loss is recorded.
Basic net income or loss per unit is computed by dividing the net income or loss by the weighted-average number of common units of the Company outstanding during the period. Diluted net income or loss per unit is computed by giving effect to all potential units of common units, including outstanding incentive units, to the extent dilutive. The Company uses the treasury stock method to calculate potentially dilutive shares, as if they were converted into common stock at the beginning of the period. Basic and diluted net income or loss per unit was the same for each period presented as the inclusion of all potential units of common units outstanding would have been anti-dilutive.
All net earnings (loss) for the Predecessor period from January 1, 2019 to July 15, 2019 were entirely allocable to Predecessor members. Additionally, due to the impact of the Definitive Holdco Acquisition, the Company’s capital structure for the Predecessor and Successor periods is not comparable. As a result, the presentation of earnings (loss) per share for the periods prior to such transaction is not meaningful and only earnings (loss) per unit for periods subsequent to the Definitive Holdco Acquisition are presented herein. See Note 16.
Net Loss
 Per
 Unit
for additional information on dilutive securities.

Equity-based Compensation
Equity-based Compensation
The Company periodically grants equity units to employees, consultants, directors, managers, or others providing service. These units are considered profit interests, which in general, entitle the holder of the unit to a pro rata share of the increase in fair value of the unit over the base value, which is determined at the award date, and are deemed to be equity instruments. Certain units have time-based and performance-based vesting criteria.
The Company accounts for these profit interest units in accordance with ASC 718—
Compensation – Stock Compensation.
Equity-based compensation is recognized on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the respective award, based on their grant-date fair value. For the units which have a performance condition, the Company recognizes compensation expense based on its assessment of the probability that the performance condition(s) will be achieved. The related compensation expense is recognized when the probability of the event is likely and performance criteria are met. Forfeitures are recognized as they occur.
The Company classifies equity-based compensation expense in its consolidated statements of (loss) income in the same manner in which the award recipient’s salary and related costs are classified.

Adoption of Recently Issued Financial Accounting Standards
Adoption of Recently Issued Financial Accounting Standards
In August 2018, the FASB issued ASU No.
2018-15—
Intangibles — Goodwill and Other —
Internal-Use
Software (Subtopic
350-40),
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. The amendment is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. The Company adopted the update effective January 1, 2021. The adoption did not have a material impact
on the consolidated financial statements.

Adoption of Recently Issued Financial Accounting Standards
In May 2014, the FASB issued ASC 606—
Revenue from Contracts with Customers
(“ASC 606”), which amended the accounting standards for revenue recognition and expanded the Company’s disclosure requirements. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 also includes Subtopic
340-40,
Other Assets and Deferred Costs – Contracts with Customers
, which requires the deferral of incremental costs of obtaining a contract with a customer. This standard also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments.
The Company adopted ASC 606 effective January 1, 2019 under the modified retrospective method, which resulted in an adjustment at January 1, 2019 of $5.4 million to members’ capital for the cumulative effect of applying the standard to all contracts not completed as of the adoption date.
The adjustment primarily related to deferred contract costs, including incremental employee sales commissions and other employee compensation arrangements, and adjustments to deferred and unbilled revenues of $4.3 million and $1.1 million, respectively. The cost of all incremental commissions and other employee compensation arrangements are deferred and amortized on a straight-line basis over the expected period of benefit, generally between two and four years. The deferred and unbilled revenues were adjusted upon adoption to better align the recognition of revenues with the timing of transfer of control to the customer.

The cumulative effect of applying the new guidance was recorded as an adjustment to members’ capital as of the adoption date.
As a result of applying the modified retrospective method to adopt the new revenue guidance, the following adjustments were made to the consolidated balance sheet as of January 1, 2019.

	As reported December 31, 2018	ASC 606 Adjustments	As Adjusted January 1, 2019
Consolidated Balance Sheet:
Accounts receivable, net	$14,932	$367	$15,299
Current portion of deferred contract costs	—	1,346	1,346
Total current assets	35,176	1,713	36,889
Deferred contract costs, net of current portion	—	2,973	2,973

Total assets	$87,061	$4,686	$91,747
Current portion of deferred revenue	32,187	(729)	31,458
Total current liabilities	36,676	(729)	35,947

Total liabilities	36,676	(729)	35,947
Members’ capital	50,385	5,415	55,800

Total liabilities and members’ capital	$87,061	$4,686	$91,747

The following tables compare the reported consolidated balance sheet as of December 31, 2019 and statements of (loss) income for the periods from July 16, 2019 to December 31, 2019 and January 1, 2019 to July 15, 2019, to the adjusted amounts had ASC 605
,
the previous revenue recognition standard, been in effect:

	As Reported December 31, 2019	Adjustments	As Adjusted December 31, 2019
Consolidated Balance Sheet:
Accounts receivable, net	$25,021	$(250)	$24,771
Current portion of contract assets	769	(769)	—

Total current assets	36,107	(1,019)	35,088
Contract assets, net of current portion	2,116	(2,116)	—
Total assets	1,721,154	(3,135)	1,718,019

Current portion of deferred revenue	45,977	990	46,967
Total current liabilities	69,917	990	70,907
Total liabilities	504,914	990	505,904
Members’ capital (deficit)	1,216,240	(4,125)	1,212,115

Total liabilities and members’ capital (deficit)	$1,721,154	$(3,135)	$1,718,019

	Predecessor Company
	As Reported Period from January 1, 2019 to July 15, 2019	Adjustments	As Adjusted Period from January 1, 2019 to July 15, 2019
Revenue	$45,458	$(79)	$45,379

Total cost of revenue	5,328	—	5,328

Gross profit	40,130	(79)	40,051
Sales and marketing	16,039	1,416	17,455
Total operating expenses	27,097	1,416	28,513

Income (loss) from operations	13,033	(1,495)	11,538
Total other expense, net	(165)	—	(165)

Net income (loss)	$12,868	$(1,495)	$11,373

	Successor Company
	As Reported Period from July 16, 2019 to December 31, 2019	Adjustments	As Adjusted Period from July 16, 2019 to December 31, 2019
Revenue	$40,045	$(66)	$39,979

Total cost of revenue	13,282	—	13,282

Gross profit	26,763	(66)	26,697
Sales and marketing	10,814	2,885	13,699
Total operating expenses	57,825	2,885	60,710

Loss from operations	(31,062)	(2,951)	(34,013)
Total other expense, net	(18,204)	—	(18,204)

Net loss	$(49,266)	$(2,951)	$(52,217)

In January 2017, the FASB issued ASU No.
2017-04
—Goodwill and Other (Topic 350) – Simplifying the Test for Goodwill Impairment.
 ASU
2017-04
simplifies the accounting for goodwill impairments by eliminating step 2 from the goodwill impairment test. The amendment is effective for fiscal years beginning after December 15, 2020. The Company adopted this standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial statements.
In June 2018, the FASB issued ASU
No. 2018-07
—Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-based Payment Accounting
. This standard aligns most of the guidance on share-based payments to nonemployees with share-based payments to employees. The amendment is effective for fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020, with early adoption permitted. The Company adopted the update in its 2020 annual and interim periods. The adoption did not have an impact on the consolidated financial statements.

Recently-Issued Accounting Pronouncements Not Yet Adopted
Recently-Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02—
Leases
. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The FASB has subsequently issued supplemental and/or clarifying ASUs inclusive of ASU 2020-05, which updated the effective date for certain non-public companies to annual reporting periods beginning after December 15, 2021. A modified retrospective transition approach is required for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, or by not adjusting the comparative periods and recording a cumulative effect adjustment as of the adoption date, with certain practical expedients available. The Company, as an Emerging Growth Company as defined by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), can elect to take the extended transition period and adopt the standard following guidance for non-public
entities which are a part of the “all other” category.
The Company will adopt ASU
2016-02
and all associated amendments on the first day of fiscal 2022 (January 1st, 2022) which includes, as allowed under ASU
2018-11,
the ability to recognize a cumulative-effect adjustment through opening retained earnings as of the date of adoption. The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carryforward its historical assessments of: (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. The Company will not elect the hindsight practical expedient. The Company will elect to use the practical expedient that allows the combination of lease and non-lease
contract components in all of its underlying asset categories. The Company will also elect a policy of not recording leases on its condensed consolidated balance sheets when the leases have a term of 12 months or less and the Company is not reasonably certain to elect an option to renew the leased asset. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements
.
In June 2016, the FASB issued ASU No. 2016-13—
Financial Instruments
–
Credit Losses (Topic 326)
–
Measurement of Credit Losses on Financial Instruments
. This standard is intended to improve financial reporting by requiring earlier recognition of credit losses on financing receivables and other financial assets in scope, such as trade receivables. The amendment is effective for fiscal years beginning after December 15, 2022. The Company will adopt the update effective January 1, 2023 and does not expect the adoption of the standard to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No.
2019-12—
Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes.
This standard removes certain exceptions for investments, intra-period allocations and interim tax calculations and adds guidance to reduce complexity in accounting for income taxes. The amendment is effective for fiscal years beginning after December 15, 2021 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial position or results of operation.
In March 2020, the FASB issued ASU No.
2020-04—
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The amendments of ASU
No. 2020-04
are effective for companies as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. The amendments in this update apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform and provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The Company is evaluating the impact that the amendments of this standard would have on its consolidated financial position or results of operations upon adoption.

Recently-Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02—
Leases
. The new standard establishes a
right-of-use
(“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for private companies with annual reporting periods beginning after December 15, 2021. A modified retrospective transition approach is required for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, or by not adjusting the comparative periods and recording a cumulative effect adjustment as of the adoption date, with certain practical expedients available. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.
In June 2016, the FASB issued ASU No.
2016-13
—Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments.
 This standard is intended to improve financial reporting by requiring earlier recognition of credit losses on financing receivables and other financial assets in scope, such as trade receivables. The amendment is effective for fiscal years beginning after December 15, 2022. The Company will adopt this effective January 1, 2023 and does not expect the adoption of the standard to have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No.
2018-15—
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40),
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain
internal-use
software. The amendment is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. The adoption did not have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No.
2019-12—
Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes
This standard removes certain exceptions for investments, intra-period allocations and interim tax calculations and adds guidance to reduce complexity in accounting for income taxes. The amendment is effective for fiscal years beginning after December 15, 2021 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.
In March 2020, the FASB issued ASU No.
2020-04—
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The amendments of ASU
No. 2020-04
are effective for companies as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. The amendments in this update apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform and provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The Company is evaluating the impact that the amendments of this standard would have on the Company’s consolidated financial position or results of operations upon adoption.